Unaudited Condensed Consolidated Interim Statements of Income (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss [Abstract]
Diluted earnings (loss) per share – common shares	$ 0.15	$ (0.02)	$ 0.30	$ (0.15)	$ (0.09)	$ 1.34	$ 1.54